Intangible Assets, Goodwill and Other Assets (Schedule of Estimated Amortization Expense) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets [Line Items]
2019	$ 17,654
2020	16,642
2021	10,843
2022	10,683
2023	10,397
Other
Finite-Lived Intangible Assets [Line Items]
2019	3,153
2020	3,132
2021	2,011
2022	1,853
2023	1,568
Sodium minerals and sulfur services | Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
2019	267
2020	177
2021	0
2022	0
2023	0
Onshore facilities and transportation | Customer relationships
Finite-Lived Intangible Assets [Line Items]
2019	39
2020	38
2021	37
2022	35
2023	34
Onshore facilities and transportation | Intangibles associated with lease
Finite-Lived Intangible Assets [Line Items]
2019	474
2020	474
2021	474
2022	474
2023	474
Marine transportation
Finite-Lived Intangible Assets [Line Items]
2019	5,400
2020	4,500
2021	0
2022	0
2023	0
Offshore pipeline transportation services
Finite-Lived Intangible Assets [Line Items]
2019	8,321
2020	8,321
2021	8,321
2022	8,321
2023	$ 8,321